PROJECT ASSETS	12 Months Ended
Dec. 31, 2014
PROJECT ASSETS [Abstract]
PROJECT ASSETS

14. PROJECT ASSETS

As of December 31, 2013 and 2014 the balances of project assets was RMB1,358,944,492 and RMB4,353,070,389, respectively. As of December 31, 2013 and 2014, RMB1,349,668,502 and RMB2,027,560,954 of project assets had been completed and connected to the grid. The revenues from connection to the grid for the years ended December 31, 2013 and 2014 were RMB76,719,737 and RMB237,539,126, respectively. Depreciation expenses of project assets were RMB27,309,105 and RMB85,693,840 for the years ended December 31, 2013 and 2014, respectively.

As of December 31, 2014, project assets with net book value of RMB1,153,898,024 were pledged as collateral for the Group's borrowings (Note20).